CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (3,856,747)	$ (19,642,667)	$ (92,893)
Noncash item:
Goodwill impairment		19,425,346
Non-Controlling Interest	15,389	19,966	(15,920)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	66,668	3,452	2,275
Stock based compensation	2,692,960		6,558
Changes in assets and liabilities:
Decrease/(Increase) in Prepayment	14,751	(13,675)	(564)
Decrease/(Increase) in Deferred Charges	47,914	(524,080)	5,000
Decrease/(Increase) in Accounts Receivable	162,099	(53,557)	(64,241)
Decrease/(Increase) in Loan Receivable	(1,016)	1,574,654	(1,574,654)
(Decrease) Increase in Accounts Payable and Accrued Liabilities	154,532	208,244	3,620
(Decrease) Increase in Accrued Interest on Notes Payable	67,977	47,004	(243,171)
Decrease/(Increase) in Deposit	(551)	(9,735)	(19,425,347)
Machinery & Equipment written off			(9,790)
NET CASH USED IN OPERATING ACTIVITIES	(636,024)	1,034,952	(21,409,127)
CASH FLOWS FROM INVESTING ACTIVITIES
(Purchase)/Sold of Machinery and Equipment	(14,291)	(20,518)	67,077
NET CASH USED IN INVESTING ACTIVITIES	(14,291)	(20,518)	67,077
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance/(Cancellation) of Common Stock			(690)
Additional Paid-In Capital	(79,029)	327,844	20,931,112
Issuance (repayment) of Notes Payable, net	318,923	(101,299)	382,174
NET CASH PROVIDED BY FINANCING ACTIVITIES	239,894	226,545	21,312,596
Effect of exchange rate changes on cash and cash equivalents	5,521	4,663	3,410
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(404,900)	1,245,642	(26,044)
Cash and cash equivalents, beginning of period	1,249,984	4,342	30,386
Cash and cash equivalents, end of period	845,084	1,249,984	4,342
SUPPLEMENTARY DISCLOSURE:
Income Tax Paid
Interest Paid		13,175
SUPPLEMENTARY NON-CASH ITEM DISCLOSURE
Written off of stock acquisition goodwill		$ 19,425,346